Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2023
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of Capital Adequacy Requirements of Regulatory Capital Ratios
Under the Basel III requirements, at December 31, 2023 and December 31, 2022, the Company met all capital adequacy requirements and had regulatory capital ratios in excess of the levels established for well-capitalized institutions, as shown in the following table as of years indicated:

	Actual		Minimum Capital Required - Basel III Fully Phased-In		Required to be Considered Well- Capitalized
(in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2023
Total Capital (to risk-weighted assets):
Company	$221,586	13.99%	$166,266	10.50%	$—	N.A%
Bank	219,043	13.91%	165,369	10.50%	157,494	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	$199,395	12.59%	$134,596	8.50%	$—	N.A%
Bank	199,490	12.67%	133,870	8.50%	125,995	8.00%
Common Equity Tier 1 Capital (to risk-weighted assets):
Company	$154,033	9.73%	$110,844	7.00%	$—	N.A%
Bank	199,490	12.67%	110,246	7.00%	102,371	6.50%
Tier 1 leverage ratio (to adjusted average assets):
Company	$199,395	10.29%	$77,492	4.00%	$—	N.A%
Bank	199,490	10.31%	77,411	4.00%	96,763	5.00%

December 31, 2022
Total Capital (to risk-weighted assets):
Company	$222,873	13.85%	$169,025	10.50%	$—	N.A%
Bank	221,066	13.78%	168,431	10.50%	160,410	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	$201,595	12.52%	$136,830	8.50%	$—	N.A%
Bank	205,318	12.80%	136,349	8.50%	128,328	8.00%
Common Equity Tier 1 Capital (to risk-weighted assets)
Company	$159,125	9.89%	$112,684	7.00%	$—	N.A%
Bank	205,318	12.80%	112,287	7.00%	104,267	6.50%
Tier 1 leverage ratio:
Company	$201,595	10.76%	$74,936	4.00%	$—	N.A%
Bank	205,318	10.85%	75,678	4.00%	94,598	5.00%